Consolidated Balance Sheets Detail - Changes to Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 02, 2012	Mar. 03, 2012	Mar. 02, 2013	Mar. 03, 2012
Finite-Lived Intangible Assets [Line Items]
Goodwill beginning balance	$ 304		$ 304
Goodwill impairment charge	(335)	(355)	(335)	(355)
Goodwill ending balance		304		304
Gross Amount [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill beginning balance	659		659	508
Goodwill acquired through business combinations during the year			31	151
Goodwill ending balance		659	690	659
Accumulated Impairment Losses [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill beginning balance	(355)		(355)
Goodwill acquired through business combinations during the year				(355)
Goodwill impairment charge			(335)
Goodwill ending balance		(355)	(690)	(355)
Net Amount [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill beginning balance	304		304	508
Goodwill acquired through business combinations during the year			31	(204)
Goodwill impairment charge			(335)
Goodwill ending balance		$ 304		$ 304